PIMCO Funds

Supplement Dated December 15, 2008 to the

Bond Funds Class A, Class B and Class C Prospectus, dated July 31, 2008

Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, Class B and Class C Prospectus,

dated July 31, 2008

PIMCO Total Return Fund Class A, Class B and Class C Prospectus, dated July 31, 2008

PIMCO Global Multi-Asset Fund Class A and Class C Prospectus, dated August 27, 2008

PIMCO Funds (the “Trust”) selected Boston Financial Data Services, Inc. (BFDS) to be the Trust’s shareholder servicing agent and transfer agent for Class A, Class B and Class C shares and, as such, BFDS replaced PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent for Class A, Class B and Class C shares. For additional information on this transition, please visit www.allianzinvestors.com/BFDS.

Therefore, effective immediately, the second paragraph of the “How to Buy and Sell Shares—Buying Shares” section of each Prospectus is deleted and replaced with the following:

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Effective immediately, the second to last sentence of the second paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of each Prospectus is deleted and replaced with the following:

If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050.

Effective immediately, the second sentence of the second bullet point of the “How to Buy and Sell Shares—Selling Shares” section of each Prospectus is deleted and replaced with the following:

To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050:

Effective immediately, the information under the Shareholder Servicing Agent and Transfer Agent section on the inside back cover of each Prospectus is deleted and replaced with the following:

Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050.

PIMCO Funds

Supplement Dated December 15, 2008 to the

Municipal Bond Funds Class A, Class B and Class C Prospectus, dated July 31, 2008

RealRetirementTM Funds Class A and Class C Prospectus, dated July 31, 2008

PIMCO Real Return Fund Class A, Class B and Class C Prospectus, dated July 31, 2008

PIMCO Funds (the “Trust”) selected Boston Financial Data Services, Inc. (BFDS) to be the Trust’s shareholder servicing agent and transfer agent for Class A, Class B and Class C shares and, as such, BFDS replaced PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent for Class A, Class B and Class C shares. For additional information on this transition, please visit www.allianzinvestors.com/BFDS.

Therefore, effective immediately, the second paragraph of the “How to Buy and Sell Shares—Buying Shares” section of each Prospectus is deleted and replaced with the following:

If you wish to invest directly by mail, please send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Effective immediately, the second to last sentence of the first paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of each Prospectus is deleted and replaced with the following:

If you maintain your account with the Distributor, you may exchange shares by completing a written exchange request and sending it to Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050.

Effective immediately, the second sentence of the second bullet point of the “How to Buy and Sell Shares—Selling Shares” section of each Prospectus is deleted and replaced with the following:

To redeem shares directly from the Trust by written request (whether or not the shares are represented by certificates), you must send the following items to the Trust’s Transfer Agent, Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050:

Effective immediately, the information under the Shareholder Servicing Agent and Transfer Agent section on the inside back cover of each Prospectus is deleted and replaced with the following:

Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050.

PIMCO Funds

Supplement Dated December 15, 2008 to the

PIMCO Funds Class R Prospectus, dated July 31, 2008

RealRetirementTM Funds Class R Prospectus, dated July 31, 2008

PIMCO Global Multi-Asset Fund Class R Prospectus, dated September 15, 2008

PIMCO Funds (the “Trust”) selected Boston Financial Data Services, Inc. (BFDS) to be the Trust’s shareholder servicing agent and transfer agent for Class R shares and, as such, BFDS replaced PNC Global Investment Servicing (formerly PFPC) as the PIMCO Funds’ shareholder servicing agent and transfer agent for Class R shares. For additional information on this transition, please visit www.allianzinvestors.com/BFDS.

Therefore, effective immediately, the third paragraph of the “How to Buy and Sell Shares—Buying Shares” section of each Prospectus is deleted and replaced with the following:

Specified benefit plans which wish to invest directly by mail should send a check payable to Allianz Global Investors Distributors LLC, along with a completed application form to:

Allianz Global Investors Distributors LLC

P.O. Box 8050

Boston, MA 02266-8050

Effective immediately, the second sentence of the fifth paragraph of the “How to Buy and Sell Shares—Buying Shares” section of each Prospectus is deleted and replaced with the following:

In most cases, the Trust’s transfer agent, Boston Financial Data Services, Inc., will have no information with respect to or control over accounts of specific Class R shareholders and participants may obtain information about their accounts only through their plan.

Effective immediately, the information under the Shareholder Servicing Agent and Transfer Agent section on the inside back cover of each Prospectus is deleted and replaced with the following:

Boston Financial Data Services, Inc., P.O. Box 8050, Boston, MA 02266-8050.